Financial Expenses - Summary of Financial Expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Financial Expense [Abstract]
Interest on long-term debt	$ 1,185	$ 1,155
Interest and financing charges	448	306
Interest on lease liabilities	595	375
Amortization of finance costs	242	231
Interest accretion on balances of purchase payable	835	318
Interest income	(31)	(38)
Finance costs	$ 3,274	$ 2,347